Certnas

15006529

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
APR 30 2015
Washington, DC 20549

By Electronic Mail

April 30, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 23, 2015The Nasdaq Stock Market (the "Exchange") received from AROWANA INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, one Right and one Redeemable Warrant
Ordinary Shares, par value $0.0001 per share
Rights, each exchangeable into one-tenth of one Ordinary Share
Redeemable Warrants, exercisable to purchase one-half of one Ordinary Share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery